DERIVATIVES, Dedesignated Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 5,929	$ 2,643
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Contract notional amount	$ 55,439
Credit risk adjusted fair value	149
Dedesignated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Gain recognized into earnings	$ 132
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Dec. 14, 2020
Hedge interest rate	2.25%
Contract notional amount	$ 55,439
Credit risk adjusted fair value	144
Accrued interest	5
Gain recognized into earnings	$ 132